UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07265

                           Oppenheimer Enterprise Fund
                           ---------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: August 31
                                                ---------
          Date of reporting period: September 1, 2003 - August 31, 2004
                                    -----------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Software                                                                   13.2%
--------------------------------------------------------------------------------
Biotechnology                                                               9.3
--------------------------------------------------------------------------------
Computers & Peripherals                                                     6.7
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                    6.2
--------------------------------------------------------------------------------
Specialty Retail                                                            5.9
--------------------------------------------------------------------------------
Communications Equipment                                                    5.6
--------------------------------------------------------------------------------
Health Care Equipment & Supplies                                            5.2
--------------------------------------------------------------------------------
Pharmaceuticals                                                             5.2
--------------------------------------------------------------------------------
Insurance                                                                   5.0
--------------------------------------------------------------------------------
Industrial Conglomerates                                                    4.7

Portfolio's holdings and allocations are subject to change. Percentages are as of August 31, 2004, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Microsoft Corp.                                                             6.1%
--------------------------------------------------------------------------------
General Electric Co.                                                        4.7
--------------------------------------------------------------------------------
Marvell Technology Group Ltd.                                               3.9
--------------------------------------------------------------------------------
Symantec Corp.                                                              3.8
--------------------------------------------------------------------------------
EMC Corp.                                                                   3.7
--------------------------------------------------------------------------------
American Express Co.                                                        3.2
--------------------------------------------------------------------------------
Dell, Inc.                                                                  3.0
--------------------------------------------------------------------------------
Amgen, Inc.                                                                 2.9
--------------------------------------------------------------------------------
AFLAC, Inc.                                                                 2.7
--------------------------------------------------------------------------------
Marvel Enterprises, Inc.                                                    2.5

Portfolio's holdings and allocations are subject to change. Percentages are as of August 31, 2004, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.


                        8 | OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
SECTOR ALLOCATION

                           o    Information Technology                   39.8%

                                Software                                 13.5

                                Computers & Peripherals                   6.8

  [GRAPHIC]                     Semiconductors & Semiconductor Equipment  6.4

                                Communications Equipment                  5.8

                                IT Services                               2.6

                                Electronic Equipment & Instruments        2.6

                                Internet Software & Services              2.1

                           o    Health Care                              20.3

                           o    Consumer Discretionary                   15.9

                           o    Financials                               10.6

                           o    Industrials                               7.8

                           o    Consumer Staples                          4.7

                           o    Energy                                    0.9

Portfolio's holdings and allocations are subject to change. Percentages are as of August 31, 2004, and are based on common stocks.
--------------------------------------------------------------------------------


                         9 | OPPENHEIMER ENTERPRISE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED AUGUST 31, 2004, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. Over the 12-month period ended August 31, 2004, the Fund's performance trailed that of its benchmarks. Despite relatively strong gains from several technology holdings, disappointing results among individual stock selections in other sectors undermined returns.

      The Fund's investment strategy focuses on the market's higher growth companies, regardless of their size. In particular, we target companies that we believe are distinguished by proven management, innovative products or services, strong earnings and revenue growth, and sustainable growth rates.

      During the reporting period, we found a relatively large number of investment opportunities meeting these criteria in technology. Although the technology sector proved to be one of the market's weakest performing areas during the period, the Fund's technology holdings delivered slightly better returns, albeit the performance was still negative. In fact, four of the Fund's top six performers were technology stocks. These included software developers Symantec Corp. and AutoDesk, Inc.; semiconductor maker Marvell Technology Group Ltd.; and Internet service provider Yahoo!, Inc. Other technology holdings, such as EMC Corp., declined along with the sector, but on average the Fund's gains in technology surpassed its losses.

      Unfortunately, the Fund's individual stock selections in other sectors proved less favorable. For example, among consumer discretionary holdings, the strong performance of retailer Urban Outfitter, Inc. was undermined by disappointing performance from various media and entertainment related holdings including: Marvel Enterprises, Inc. and InterActiveCorp. Similarly, in the health care area, the Fund's positive returns from its investment in biotechnology company Genentech, Inc. were overbalanced by declines in other biotechnology holdings, such as Gilead Sciences, Inc. Finally, among financial stocks, the Fund's holding in mortgage guarantee provider Radian Group, Inc. was hurt by a drop in refinancing activity resulting from an increase in interest rates.

      As of the end of the period, we have trimmed the Fund's exposure to technology, although the Fund continues to hold an overweighted position in that sector. We have also reduced the Fund's consumer discretionary holdings, primarily among media companies, an area the Fund has had a relatively light exposure. We have increased the Fund's industrial exposure, focusing on conglomerates, such as General Electric Co., a diversified company that has recently moved to emphasize growth-oriented areas of its business, such as entertainment and medical.


                        10 | OPPENHEIMER ENTERPRISE FUND

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until August 31, 2004. In the case of Class A, Class B, and Class C shares, performance is measured from the inception date of November 7, 1995; in the case of Class N shares, from the inception of the Class on March 1, 2001, and in the case of Class Y shares, from the inception of the Class on April 1, 1999. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C, and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund has changed its secondary benchmark index from the Russell 2000 Index to the Russell 3000 Growth Index. The Fund believes that the Russell 3000 Growth Index, a multi-cap index, is a more appropriate benchmark reflecting the types of multi-cap securities in which the Fund invests. The Fund will continue to compare its performance to the Standard & Poor's (S&P) 500 Index.

      The Fund's performance is compared to the performance of the S&P 500 Index, the Russell 3000 Growth Index, and its previous secondary benchmark, the Russell 2000 Index. The S&P 500 Index is a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. The Russell 3000 Growth index is a multi-cap index of U.S. equity securities with greater-than-average growth orientation. The Russell 2000 Index is a capitalization-weighted index of 2,000 U.S. issuers whose common stocks are traded on The New York and American Stock Exchanges and NASDAQ, and is widely recognized as a measure of the performance of mid-capitalization stocks. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the indices.


                         11 | OPPENHEIMER ENTERPRISE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Enterprise Fund (Class A)
S&P 500 Index
Russell 2000 Index
Russell 3000 Growth Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                            Oppenheimer        S&P 500 Index      Russell 2000      Russell 3000
                          Enterprise Fund                            Index          Growth Index
                          (Class A Shares)
11/07/1995                    $ 9,425             $10,000           $10,000           $10,000
11/30/1995                     10,848              10,438            10,420            10,394
02/29/1996                     12,743              11,104            11,017            11,002
05/31/1996                     16,136              11,669            12,309            11,801
08/31/1996                     14,590              11,432            11,398            11,303
11/30/1996                     14,185              13,345            12,141            12,968
02/28/1997                     14,423              14,007            12,400            13,440
05/31/1997                     14,200              15,104            13,166            14,506
08/31/1997                     17,198              16,077            14,698            15,536
11/30/1997                     17,745              17,149            14,983            16,264
02/28/1998                     18,993              18,907            16,114            18,140
05/31/1998                     19,919              19,734            15,963            18,493
08/31/1998                     16,226              17,382            11,847            16,257
11/30/1998                     20,007              21,211            13,992            20,347
02/28/1999                     23,831              22,643            13,835            22,312
05/31/1999                     26,670              23,884            15,534            22,961
08/31/1999                     29,587              24,301            15,207            24,056
11/30/1999                     41,178              25,642            16,183            26,770
02/29/2000                     58,877              25,299            20,653            30,146
05/31/2000                     35,624              26,385            17,074            28,615
08/31/2000                     45,826              28,264            19,336            32,202
11/30/2000                     26,665              24,559            16,089            23,638
02/28/2001                     22,968              23,226            17,175            20,515
05/31/2001                     21,521              23,602            18,045            20,374
08/31/2001                     19,448              21,375            17,088            17,835
11/30/2001                     17,884              21,559            16,865            18,470
02/28/2002                     15,551              21,018            17,234            17,380
05/31/2002                     14,378              20,336            17,955            16,198
08/31/2002                     11,614              17,530            14,450            13,838
11/30/2002                     11,940              18,000            15,077            14,310
02/28/2003                     11,054              16,253            13,426            12,918
05/31/2003                     13,504              18,696            16,485            14,908
08/31/2003                     14,990              19,644            18,652            15,967
11/30/2003                     15,003              20,715            20,549            16,902
02/29/2004                     15,629              22,509            22,073            17,949
05/31/2004                     15,629              22,121            21,479            17,715
08/31/2004                     14,717              21,892            20,769            16,793

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 8/31/04

       1 Year                  5 Year               Since Inception
       ------                  ------               ---------------
       -7.47%                  -14.06%                   4.48%


                        12 | OPPENHEIMER ENTERPRISE FUND

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Enterprise Fund (Class B)
S&P 500 Index
Russell 2000 Index
Russell 3000 Growth Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                            Oppenheimer        S&P 500 Index      Russell 2000     Russell 3000
                          Enterprise Fund                            Index         Growth Index
                          (Class B Shares)
11/07/1995                   $10,000              $10,000          $10,000           $10,000
11/30/1995                    11,500               10,438           10,420            10,394
02/29/1996                    13,490               11,104           11,017            11,002
05/31/1996                    17,060               11,669           12,309            11,801
08/31/1996                    15,390               11,432           11,398            11,303
11/30/1996                    14,940               13,345           12,141            12,968
02/28/1997                    15,151               14,007           12,400            13,440
05/31/1997                    14,893               15,104           13,166            14,506
08/31/1997                    18,011               16,077           14,698            15,536
11/30/1997                    18,538               17,149           14,983            16,264
02/28/1998                    19,806               18,907           16,114            18,140
05/31/1998                    20,743               19,734           15,963            18,493
08/31/1998                    16,853               17,382           11,847            16,257
11/30/1998                    20,755               21,211           13,992            20,347
02/28/1999                    24,680               22,643           13,835            22,312
05/31/1999                    27,568               23,884           15,534            22,961
08/31/1999                    30,527               24,301           15,207            24,056
11/30/1999                    42,414               25,642           16,183            26,770
02/29/2000                    60,531               25,299           20,653            30,146
05/31/2000                    36,548               26,385           17,074            28,615
08/31/2000                    46,928               28,264           19,336            32,202
11/30/2000                    27,255               24,559           16,089            23,638
02/28/2001                    23,438               23,226           17,175            20,515
05/31/2001                    21,918               23,602           18,045            20,374
08/31/2001                    19,769               21,375           17,088            17,835
11/30/2001                    18,153               21,559           16,865            18,470
02/28/2002                    15,785               21,018           17,234            17,380
05/31/2002                    14,594               20,336           17,955            16,198
08/31/2002                    11,789               17,530           14,450            13,838
11/30/2002                    12,120               18,000           15,077            14,310
02/28/2003                    11,220               16,253           13,426            12,918
05/31/2003                    13,707               18,696           16,485            14,908
08/31/2003                    15,216               19,644           18,652            15,967
11/30/2003                    15,229               20,715           20,549            16,902
02/29/2004                    15,864               22,509           22,073            17,949
05/31/2004                    15,864               22,121           21,479            17,715
08/31/2004                    14,938               21,892           20,769            16,793

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 8/31/04

       1 Year               5 Year               Since Inception
       ------               ------               ---------------
       -7.47%               -13.99%                   4.66%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                        13 | OPPENHEIMER ENTERPRISE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

Oppenheimer Enterprise Fund (Class C)
S&P 500 Index
Russell 2000 Index
Russell 3000 Growth Index
                            Oppenheimer        S&P 500 Index      Russell 2000     Russell 3000
                          Enterprise Fund                            Index         Growth Index
                          (Class C Shares)
11/07/1995                   $10,000              $10,000          $10,000           $10,000
11/30/1995                    11,500               10,438           10,420            10,394
02/29/1996                    13,490               11,104           11,017            11,002
05/31/1996                    17,050               11,669           12,309            11,801
08/31/1996                    15,390               11,432           11,398            11,303
11/30/1996                    14,940               13,345           12,141            12,968
02/28/1997                    15,152               14,007           12,400            13,440
05/31/1997                    14,883               15,104           13,166            14,506
08/31/1997                    18,001               16,077           14,698            15,536
11/30/1997                    18,528               17,149           14,983            16,264
02/28/1998                    19,807               18,907           16,114            18,140
05/31/1998                    20,733               19,734           15,963            18,493
08/31/1998                    16,853               17,382           11,847            16,257
11/30/1998                    20,745               21,211           13,992            20,347
02/28/1999                    24,693               22,643           13,835            22,312
05/31/1999                    27,581               23,884           15,534            22,961
08/31/1999                    30,541               24,301           15,207            24,056
11/30/1999                    42,452               25,642           16,183            26,770
02/29/2000                    60,582               25,299           20,653            30,146
05/31/2000                    36,587               26,385           17,074            28,615
08/31/2000                    46,979               28,264           19,336            32,202
11/30/2000                    27,293               24,559           16,089            23,638
02/28/2001                    23,464               23,226           17,175            20,515
05/31/2001                    21,943               23,602           18,045            20,374
08/31/2001                    19,795               21,375           17,088            17,835
11/30/2001                    18,163               21,559           16,865            18,470
02/28/2002                    15,763               21,018           17,234            17,380
05/31/2002                    14,550               20,336           17,955            16,198
08/31/2002                    11,732               17,530           14,450            13,838
11/30/2002                    12,039               18,000           15,077            14,310
02/28/2003                    11,118               16,253           13,426            12,918
05/31/2003                    13,559               18,696           16,485            14,908
08/31/2003                    15,024               19,644           18,652            15,967
11/30/2003                    15,010               20,715           20,549            16,902
02/29/2004                    15,610               22,509           22,073            17,949
05/31/2004                    15,582               22,121           21,479            17,715
08/31/2004                    14,633               21,892           20,769            16,793

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 8/31/04

       1 Year                 5 Year               Since Inception
       ------                 ------               ---------------
       -3.57%                 -13.68%                   4.41%


                   14 | OPPENHEIMER ENTERPRISE FUND

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Enterprise Fund (Class N)
S&P 500 Index
Russell 2000 Index
Russell 3000 Growth Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                            Oppenheimer        S&P 500 Index      Russell 2000     Russell 3000
                          Enterprise Fund                            Index         Growth Index
                          (Class N Shares)
03/01/2001                   $10,000              $10,000          $10,000           $10,000
05/31/2001                     9,295               10,162           10,507             9,931
08/31/2001                     8,399                9,203            9,949             8,694
11/30/2001                     7,711                9,283            9,819             9,003
02/28/2002                     6,708                9,049           10,034             8,472
05/31/2002                     6,195                8,756           10,454             7,896
08/31/2002                     5,000                7,548            8,413             6,745
11/30/2002                     5,141                7,750            8,779             6,975
02/28/2003                     4,752                6,998            7,817             6,297
05/31/2003                     5,800                8,050            9,599             7,267
08/31/2003                     6,432                8,458           10,860             7,783
11/30/2003                     6,437                8,919           11,965             8,239
02/29/2004                     6,702                9,692           12,852             8,749
05/31/2004                     6,697                9,524           12,506             8,635
08/31/2004                     6,302                9,426           12,093             8,186

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 8/31/04

       1 Year                         Since Inception
       ------                         ---------------
       -3.00%                            -12.36%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                        15 | OPPENHEIMER ENTERPRISE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Enterprise Fund (Class Y)
S&P 500 Index
Russell 2000 Index
Russell 3000 Growth Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                            Oppenheimer        S&P 500 Index     Russell 2000      Russell 3000
                          Enterprise Fund                           Index          Growth Index
                          (Class Y Shares)
04/01/1999                   $10,000              $10,000          $10,000           $10,000
05/31/1999                    10,115               10,142           11,055             9,787
08/31/1999                    11,234               10,319           10,822            10,254
11/30/1999                    15,649               10,889           11,517            11,411
02/29/2000                    22,407               10,743           14,698            12,850
05/31/2000                    13,570               11,204           12,151            12,197
08/31/2000                    17,477               12,002           13,761            13,727
11/30/2000                    10,165               10,429           11,450            10,076
02/28/2001                     8,760                9,863           12,223             8,745
05/31/2001                     8,222               10,022           12,842             8,684
08/31/2001                     7,432                9,077           12,161             7,603
11/30/2001                     6,839                9,155           12,002             7,873
02/28/2002                     5,955                8,925           12,265             7,408
05/31/2002                     5,511                8,636           12,778             6,905
08/31/2002                     4,454                7,444           10,283             5,899
11/30/2002                     4,578                7,644           10,730             6,100
02/28/2003                     4,247                6,902            9,555             5,506
05/31/2003                     5,190                7,939           11,732             6,355
08/31/2003                     5,763                8,342           13,274             6,806
11/30/2003                     5,777                8,797           14,624             7,205
02/29/2004                     6,024                9,558           15,709             7,651
05/31/2004                     6,034                9,394           15,286             7,551
08/31/2004                     5,689                9,296           14,781             7,158

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES WITH SALES CHARGE OF THE FUND AT 8/31/04

       1 Year               5 Year               Since Inception
       ------               ------               ---------------
       -1.29%               -12.72%                    -9.89%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                        16 | OPPENHEIMER ENTERPRISE FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 11/7/95. Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 11/7/95. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/7/95. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 4/1/99. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                        17 | OPPENHEIMER ENTERPRISE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended August 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                         18 | OPPENHEIMER ENTERPRISE FUND
the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                         BEGINNING      ENDING
                         ACCOUNT        ACCOUNT           EXPENSES PAID
                         VALUE          VALUE             DURING 6 MONTHS
                         (3/1/04)       (8/31/04)         ENDED AUGUST 31, 2004
--------------------------------------------------------------------------------
Class A Actual           $1,000.00      $  941.60         $ 7.00
--------------------------------------------------------------------------------
Class A Hypothetical      1,000.00       1,017.95           7.28
--------------------------------------------------------------------------------
Class B Actual            1,000.00         938.20          10.98
--------------------------------------------------------------------------------
Class B Hypothetical      1,000.00       1,013.88          11.40
--------------------------------------------------------------------------------
Class C Actual            1,000.00         937.40          10.68
--------------------------------------------------------------------------------
Class C Hypothetical      1,000.00       1,014.18          11.10
--------------------------------------------------------------------------------
Class N Actual            1,000.00         940.30           8.23
--------------------------------------------------------------------------------
Class N Hypothetical      1,000.00       1,016.69           8.55
--------------------------------------------------------------------------------
Class Y Actual            1,000.00         944.30           4.80
--------------------------------------------------------------------------------
Class Y Hypothetical      1,000.00       1,020.21           4.99

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those expense ratios for the 6-month period ended August 31, 2004 are as follows:

CLASS    EXPENSE RATIOS
-----------------------
Class A      1.43%
-----------------------
Class B      2.24
-----------------------
Class C      2.18
-----------------------
Class N      1.68
-----------------------
Class Y      0.98

The expense ratios reflect voluntary reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such reimbursements.
--------------------------------------------------------------------------------


                        19 | OPPENHEIMER ENTERPRISE FUND

STATEMENT OF INVESTMENTS  August 31, 2004
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--97.1%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--15.5%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.9%
Royal Caribbean
Cruises Ltd.                                          50,000        $ 2,065,000
--------------------------------------------------------------------------------
Scientific Games
Corp., Cl. A 1                                        72,100          1,227,863
                                                                    ------------
                                                                      3,292,863

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--2.5%
Marvel Enterprises, Inc. 1                           300,000          4,401,000
--------------------------------------------------------------------------------
MEDIA--1.7%
Univision
Communications,
Inc., Cl. A 1                                         90,000          2,970,000
--------------------------------------------------------------------------------
MULTILINE RETAIL--1.2%
Target Corp.                                          45,900          2,046,222
--------------------------------------------------------------------------------
SPECIALTY RETAIL--5.9%
Gap, Inc. (The)                                      175,700          3,292,618
--------------------------------------------------------------------------------
PetsMart, Inc.                                        91,100          2,556,266
--------------------------------------------------------------------------------
Tractor Supply Co. 1                                  47,700          1,660,914
--------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                              96,200          2,919,670
                                                                    ------------
                                                                     10,429,468

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.3%
Coach, Inc. 1                                         65,200          2,748,180
--------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                               36,800          1,344,304
                                                                    ------------
                                                                      4,092,484

--------------------------------------------------------------------------------
CONSUMER STAPLES--4.5%
--------------------------------------------------------------------------------
BEVERAGES--2.0%
PepsiCo, Inc.                                         71,000          3,550,000
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.5%
Wal-Mart Stores, Inc.                                 83,400          4,392,678
--------------------------------------------------------------------------------
ENERGY--0.8%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.8%
BJ Services Co. 1                                     31,700          1,523,185
--------------------------------------------------------------------------------
FINANCIALS--10.3%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--1.3%
Commerce Bancorp, Inc.                                42,300          2,219,481
--------------------------------------------------------------------------------
CONSUMER FINANCE--0.8%
First Marblehead Corp.
(The) 1                                               33,500          1,385,895

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS--3.2%
American Express Co.                                 113,500          5,677,270
--------------------------------------------------------------------------------
INSURANCE--5.0%
AFLAC, Inc.                                          118,200          4,739,820
--------------------------------------------------------------------------------
AMBAC Financial
Group, Inc.                                           53,700          4,054,350
                                                                    ------------
                                                                      8,794,170

--------------------------------------------------------------------------------
HEALTH CARE--19.7%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--9.3%
Amgen, Inc. 1                                         85,000          5,039,650
--------------------------------------------------------------------------------
Celgene Corp. 1                                       33,600          1,906,800
--------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                     39,200          1,415,120
--------------------------------------------------------------------------------
Genentech, Inc. 1                                     34,500          1,682,910
--------------------------------------------------------------------------------
Genzyme Corp.
(General Division) 1                                  18,400            993,600
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                               50,000          3,456,500
--------------------------------------------------------------------------------
Martek Biosciences
Corp. 1                                               34,900          1,863,660
                                                                    ------------
                                                                     16,358,240

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--5.2%
Boston Scientific Corp. 1                            100,000          3,573,000
--------------------------------------------------------------------------------
Immucor, Inc. 1                                       70,500          1,441,725
--------------------------------------------------------------------------------
Varian Medical
Systems, Inc. 1                                      124,400          4,123,860
                                                                    ------------
                                                                      9,138,585

--------------------------------------------------------------------------------
PHARMACEUTICALS--5.2%
Allergan, Inc.                                        21,600          1,612,440
--------------------------------------------------------------------------------
Elan Corp. plc, ADR 1                                 37,600            850,888
--------------------------------------------------------------------------------
Eli Lilly & Co.                                       41,300          2,620,485
--------------------------------------------------------------------------------
MGI Pharma, Inc. 1                                    52,800          1,226,544
--------------------------------------------------------------------------------
Pfizer, Inc.                                          85,300          2,786,751
                                                                    ------------
                                                                      9,097,108

--------------------------------------------------------------------------------
INDUSTRIALS--7.6%
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.8%
Corporate Executive
Board Co.                                             24,500          1,442,070
--------------------------------------------------------------------------------
Stericycle, Inc. 1                                    38,000          1,792,840
                                                                    ------------
                                                                      3,234,910


                        20 | OPPENHEIMER ENTERPRISE FUND

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.7%
General Electric Co.                                    250,000   $   8,197,500
--------------------------------------------------------------------------------
MACHINERY--1.1%
Donaldson Co., Inc.                                      68,200       1,936,880
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--38.7%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--5.6%
Cisco Systems, Inc. 1                                   200,000       3,752,000
--------------------------------------------------------------------------------
Comverse Technology,
Inc. 1                                                  147,400       2,580,974
--------------------------------------------------------------------------------
Telefonaktiebolaget
LM Ericsson,
Sponsored ADR 1                                         131,000       3,542,240
                                                                  --------------
                                                                      9,875,214

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--6.7%
Dell, Inc. 1                                            150,000       5,226,000
--------------------------------------------------------------------------------
EMC Corp. 1                                             600,000       6,462,000
                                                                  --------------
                                                                     11,688,000

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.5%
CDW Corp.                                                75,000       4,387,500
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--2.0%
Yahoo!, Inc. 1                                          125,000       3,563,750
--------------------------------------------------------------------------------
IT SERVICES--2.5%
Accenture Ltd., Cl. A 1                                  69,800       1,821,780
--------------------------------------------------------------------------------
Fiserv, Inc. 1                                           74,200       2,580,676
                                                                  --------------
                                                                      4,402,456

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--6.2%
ATMI, Inc. 1                                             53,800       1,013,592
--------------------------------------------------------------------------------
Intel Corp.                                              88,000       1,873,520
--------------------------------------------------------------------------------
Marvell Technology
Group Ltd. 1                                            298,900       6,910,568
--------------------------------------------------------------------------------
Texas Instruments, Inc.                                  60,600       1,184,124
                                                                  --------------
                                                                     10,981,804

--------------------------------------------------------------------------------
SOFTWARE--13.2%
Autodesk, Inc.                                           90,500       4,019,105
--------------------------------------------------------------------------------
Microsoft Corp.                                         390,000      10,647,000
--------------------------------------------------------------------------------
SAP AG, Sponsored ADR                                    48,200       1,757,372
--------------------------------------------------------------------------------
Symantec Corp. 1                                        140,000       6,714,400
                                                                  --------------
                                                                     23,137,877
                                                                  --------------
Total Common Stocks
(Cost $156,831,161)                                                 170,774,540

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.2%
Axsun Technologies,
Inc., Cv., Series C 1,2,3                               514,139         207,866
--------------------------------------------------------------------------------
Multiplex, Inc., Cv.,
Series C 1,2,3                                          543,478         109,239
                                                                  --------------
Total Preferred Stocks
(Cost $10,000,000)                                                      317,105

                                                          UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
American Banknote Corp.:
Series 1 Wts., Exp. 10/1/071                                777              --
Series 2 Wts., Exp. 10/1/071                                777              --
                                                                  --------------
Total Rights, Warrants
and Certificates (Cost $0)                                                   --

                                                      PRINCIPAL
                                                         AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.8%
Undivided interest of 0.72% in joint
repurchase agreement (Principal Amount/
Value $695,366,000, with a maturity value
of $695,396,133) with UBS Warburg LLC,
1.56%, dated 8/31/04, to be repurchased
at $4,978,216 on 9/1/04, collateralized
by Federal National Mortgage Assn.,
5%, 3/1/34, with a value
of $710,873,503
(Cost $4,978,000)                                  $  4,978,000       4,978,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $171,809,161)                                       100.1%    176,069,645
--------------------------------------------------------------------------------
LIABILITIES
IN EXCESS OF
OTHER ASSETS                                               (0.1)       (226,054)
                                                   -----------------------------
NET ASSETS                                                100.0%  $ 175,843,591
                                                   =============================


                        21 | OPPENHEIMER ENTERPRISE FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid or restricted security. See Note 5 of Notes to Financial Statements.

3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2004. The aggregate fair value of securities of affiliated companies held by the Fund as of August 31, 2004 amounts to $317,105. Transactions during the period in which the issuer was an affiliate are as follows:

                                           SHARES       GROSS         GROSS             SHARES     UNREALIZED
                                  AUGUST 31, 2003   ADDITIONS    REDUCTIONS    AUGUST 31, 2004   DEPRECIATION
-------------------------------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Axsun Technologies, Inc.,
Cv., Series C                             514,139          --            --            514,139     $5,792,136
Multiplex, Inc., Cv., Series C            543,478          --            --            543,478      3,890,759
                                                                                                   ----------
                                                                                                   $9,682,895
                                                                                                   ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        22 | OPPENHEIMER ENTERPRISE FUND

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2004
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $161,809,161)                             $ 175,752,540
Affiliated companies (cost $10,000,000)                                      317,105
                                                                       --------------
                                                                         176,069,645
-------------------------------------------------------------------------------------
Cash                                                                         356,565
-------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                       126,524
Shares of beneficial interest sold                                            96,967
Other                                                                          8,957
                                                                       --------------
Total assets                                                             176,658,658

-------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                       476,435
Shareholder communications                                                   112,553
Trustees' compensation                                                        79,716
Distribution and service plan fees                                            67,394
Transfer and shareholder servicing agent fees                                 53,695
Other                                                                         25,274
                                                                       --------------
Total liabilities                                                            815,067

-------------------------------------------------------------------------------------
NET ASSETS                                                             $ 175,843,591
                                                                       ==============

-------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------
Paid-in capital                                                        $ 538,787,540
-------------------------------------------------------------------------------------
Accumulated net investment loss                                              (78,723)
-------------------------------------------------------------------------------------
Accumulated net realized loss on investments                            (367,125,710)
-------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                 4,260,484
                                                                       --------------
NET ASSETS                                                             $ 175,843,591
                                                                       ==============


                        23 | OPPENHEIMER ENTERPRISE FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $101,934,034 and
9,025,655 shares of beneficial interest outstanding)                                                $11.29
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)     $11.98
-----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $45,903,770 and 4,379,954 shares of
beneficial interest outstanding)                                                                    $10.48
-----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $12,790,356 and 1,218,774 shares of
beneficial interest outstanding)                                                                    $10.49
-----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $839,174 and 75,063 shares of
beneficial interest outstanding)                                                                    $11.18
-----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $14,376,257 and 1,248,089 shares of beneficial interest outstanding)                             $11.52

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        24 | OPPENHEIMER ENTERPRISE FUND

STATEMENT OF OPERATIONS  For the Year Ended August 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $5,677)             $    707,556
--------------------------------------------------------------------------------
Interest                                                                 44,379
                                                                   -------------
Total investment income                                                 751,935

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       1,509,454
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 269,192
Class B                                                                 548,713
Class C                                                                 139,759
Class N                                                                   3,885
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 645,624
Class B                                                                 361,791
Class C                                                                 104,598
Class N                                                                   5,932
Class Y                                                                  46,795
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  64,210
Class B                                                                  47,324
Class C                                                                   7,939
Class N                                                                     465
--------------------------------------------------------------------------------
Trustees' compensation                                                   10,880
--------------------------------------------------------------------------------
Custodian fees and expenses                                               7,137
--------------------------------------------------------------------------------
Other                                                                    49,466
                                                                   -------------
Total expenses                                                        3,823,164
Less reduction to custodian expenses                                       (501)
Less payments and waivers of expenses                                  (467,835)
                                                                   -------------
Net expenses                                                          3,354,828

--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                  (2,602,893)

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on:
Investments                                                          33,116,748
Net increase from payment by affiliate                                   34,012
                                                                   -------------
Net realized gain                                                    33,150,760
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                (33,391,546)

--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ (2,843,679)
                                                                   =============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        25 | OPPENHEIMER ENTERPRISE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED AUGUST 31,                                                         2004                2003
-------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment loss                                                  $  (2,602,893)      $  (2,156,289)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                33,150,760         (36,003,130)
-------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                   (33,391,546)         86,514,925
                                                                     ----------------------------------
Net increase (decrease) in net assets resulting from operations         (2,843,679)         48,355,506

-------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                (16,438,579)         (9,615,427)
Class B                                                                (15,321,229)         (4,005,525)
Class C                                                                 (1,474,060)           (512,633)
Class N                                                                    165,189              71,137
Class Y                                                                 (8,254,492)          1,925,857

-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
Total increase (decrease)                                              (44,166,850)         36,218,915
-------------------------------------------------------------------------------------------------------
Beginning of period                                                    220,010,441         183,791,526
                                                                     ----------------------------------
End of period (including accumulated net investment loss of
$78,723 and $72,047, respectively)                                   $ 175,843,591       $ 220,010,441
                                                                     ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        26 | OPPENHEIMER ENTERPRISE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A       YEAR ENDED AUGUST 31,                2004            2003            2002            2001            2000
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  11.50        $   8.91        $  14.92        $  39.08        $  26.37
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                (.12) 1         (.06)           (.09)           (.18)           (.15)
Net realized and unrealized gain (loss)            (.09) 1         2.65           (5.92)         (21.40)          14.52
                                               --------------------------------------------------------------------------
Total from investment operations                   (.21)           2.59           (6.01)         (21.58)          14.37
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain                 --              --              --           (2.58)          (1.66)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $  11.29        $  11.50        $   8.91        $  14.92        $  39.08
                                               ==========================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                (1.83)%         29.07%         (40.28)%        (57.56)%         54.89%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)       $101,934        $120,101        $103,105        $233,045        $624,971
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $111,924        $100,922        $166,632        $357,113        $563,739
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                               (1.07)%         (0.93)%         (1.09)%         (0.81)%         (0.37)%
Total expenses                                     1.66%           1.83%           1.95%           1.33%           1.24%
Expenses after payments and waivers
and reduction to custodian expenses                1.44%           1.29%           1.60%            N/A 4           N/A 4
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             123%            103%            150%            160%            142%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        27 | OPPENHEIMER ENTERPRISE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B        YEAR ENDED AUGUST 31,                     2004            2003            2002            2001            2000
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  10.76        $   8.40        $  14.17        $  37.57        $  25.58
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                      (.20) 1         (.20)           (.41)           (.30)           (.39)
Net realized and unrealized gain (loss)                  (.08) 1         2.56           (5.36)         (20.52)          14.04
                                                     --------------------------------------------------------------------------
Total from investment operations                         (.28)           2.36           (5.77)         (20.82)          13.65
-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                       --              --              --           (2.58)          (1.66)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  10.48        $  10.76        $   8.40        $  14.17        $  37.57
                                                     ==========================================================================

-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      (2.60)%         28.10%         (40.72)%        (57.87)%         53.73%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $ 45,904        $ 62,170        $ 52,633        $125,772        $310,972
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $ 54,878        $ 52,441        $ 86,628        $181,217        $294,487
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                     (1.86)%         (1.69)%         (1.85)%         (1.58)%         (1.13)%
Total expenses                                           2.53%           2.79%           2.71%           2.10%           2.00%
Expenses after payments and waivers
and reduction to custodian expenses                      2.23%           2.05%           2.36%            N/A 4           N/A 4
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   123%            103%            150%            160%            142%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        28 | OPPENHEIMER ENTERPRISE FUND

CLASS C        YEAR ENDED AUGUST 31,                    2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 10.77        $  8.41        $ 14.19        $ 37.61        $ 25.59
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                     (.20) 1        (.17)          (.37)          (.32)          (.39)
Net realized and unrealized gain (loss)                 (.08) 1        2.53          (5.41)        (20.52)         14.07
                                                     ---------------------------------------------------------------------
Total from investment operations                        (.28)          2.36          (5.78)        (20.84)         13.68
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                      --             --             --          (2.58)         (1.66)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $ 10.49        $ 10.77        $  8.41        $ 14.19        $ 37.61
                                                     =====================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     (2.60)%        28.06%        (40.73)%       (57.86)%        53.83%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $12,790        $14,594        $11,578        $25,468        $64,522
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $13,979        $12,521        $18,550        $37,410        $60,868
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                    (1.83)%        (1.70)%        (1.85)%        (1.57)%        (1.13)%
Total expenses                                          2.59%          2.80%          2.71%          2.10%          2.00%
Expenses after payments and waivers
and reduction to custodian expenses                     2.20%          2.06%          2.36%           N/A 4          N/A 4
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  123%           103%           150%           160%           142%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        29 | OPPENHEIMER ENTERPRISE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N        YEAR ENDED AUGUST 31,                      2004           2003           2002          2001 1
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $ 11.41        $  8.87        $ 14.90        $ 17.74
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                       (.15) 2        (.13)          (.28)          (.01)
Net realized and unrealized gain (loss)                   (.08) 2        2.67          (5.75)         (2.83)
                                                       ------------------------------------------------------
Total from investment operations                          (.23)          2.54          (6.03)         (2.84)
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                        --             --             --             --
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $ 11.18        $ 11.41        $  8.87        $ 14.90
                                                       ======================================================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                       (2.02)%        28.64%        (40.47)%       (16.01)%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $   839        $   685        $   456        $    83
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $   781        $   537        $   249        $    12
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                      (1.32)%        (1.24)%        (1.44)%        (0.94)%
Total expenses                                            2.10%          2.09%          2.25%          1.75%
Expenses after payments and waivers and reduction
to custodian expenses                                     1.70%          1.60%          1.90%           N/A 5
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    123%           103%           150%           160%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        30 | OPPENHEIMER ENTERPRISE FUND

CLASS Y        YEAR ENDED AUGUST 31,                    2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 11.67        $  9.02        $ 15.05        $ 39.32        $ 26.41
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            (.07) 1        (.10)          (.10)          (.09)          (.04)
Net realized and unrealized gain (loss)                 (.08) 1        2.75          (5.93)        (21.60)         14.61
                                                     ---------------------------------------------------------------------
Total from investment operations                        (.15)          2.65          (6.03)        (21.69)         14.57
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                      --             --             --          (2.58)         (1.66)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $ 11.52        $ 11.67        $  9.02        $ 15.05        $ 39.32
                                                     =====================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     (1.29)%        29.38%        (40.07)%       (57.48)%        55.58%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $14,376        $22,461        $16,020        $25,450        $91,656
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $19,642        $16,675        $19,590        $49,978        $80,415
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:3
Net investment income (loss)                           (0.62)%        (0.67)%        (0.70)%        (0.67)%         0.04%
Total expenses                                          0.98%          1.72%          2.16%          1.36% 4        0.91%
Expenses after payments and waivers
and reduction to custodian expenses                      N/A 5         1.03%          1.19%          1.20%           N/A 5
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  123%           103%           150%           160%           142%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Added since August 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        31 | OPPENHEIMER ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Enterprise Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with


                        32 | OPPENHEIMER ENTERPRISE FUND
remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.


                        33 | OPPENHEIMER ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
UNDISTRIBUTED           UNDISTRIBUTED           ACCUMULATED    OTHER INVESTMENTS
NET INVESTMENT              LONG-TERM                  LOSS   FOR FEDERAL INCOME
INCOME                           GAIN    CARRYFORWARD 1,2,3         TAX PURPOSES
--------------------------------------------------------------------------------
$--                               $--          $367,000,131          $4,136,221

1. As of August 31, 2004, the Fund had $367,000,131 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of August 31, 2004, details of the capital loss carryforwards were as follows:

                            EXPIRING
                            -----------------------
                            2009       $ 30,357,712
                            2010        257,289,240
                            2011         79,353,179
                                       ------------
                            Total      $367,000,131
                                       ============

2. During the fiscal year ended August 31, 2004, the Fund utilized $16,574,046 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended August 31, 2003, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for August 31, 2004. Net assets of the Fund were unaffected by the reclassifications.

                                                               INCREASE TO
                                    REDUCTION TO           ACCUMULATED NET
       REDUCTION TO              ACCUMULATED NET             REALIZED LOSS
       PAID-IN CAPITAL           INVESTMENT LOSS            ON INVESTMENTS
       -------------------------------------------------------------------
       $2,562,205                     $2,596,217                   $34,012

No distributions were paid during the years ended August 31, 2004 and August 31, 2003.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments,


                        34 | OPPENHEIMER ENTERPRISE FUND
if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                Federal tax cost of securities     $171,933,424
                                                   ============
                Gross unrealized appreciation      $ 25,016,667
                Gross unrealized depreciation       (20,880,446)
                                                   ------------
                Net unrealized appreciation        $  4,136,221
                                                   ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended August 31, 2004, the Fund's projected benefit obligations were increased by $4,119 and payments of $4,391 were made to retired trustees, resulting in an accumulated liability of $71,775 as of August 31, 2004.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.


                        35 | OPPENHEIMER ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                YEAR ENDED AUGUST 31, 2004          YEAR ENDED AUGUST 31, 2003
                                 SHARES             AMOUNT           SHARES             AMOUNT
-----------------------------------------------------------------------------------------------
CLASS A
Sold                          2,293,436       $ 26,926,960        3,692,019       $ 35,803,356
Redeemed                     (3,712,460)       (43,365,539)      (4,817,067)       (45,418,783)
                             ------------------------------------------------------------------
Net decrease                 (1,419,024)      $(16,438,579)      (1,125,048)      $ (9,615,427)
                             ==================================================================

-----------------------------------------------------------------------------------------------
CLASS B
Sold                            668,395       $  7,283,657        1,371,862       $ 12,295,804
Redeemed                     (2,068,855)       (22,604,886)      (1,858,129)       (16,301,329)
                             ------------------------------------------------------------------
Net decrease                 (1,400,460)      $(15,321,229)        (486,267)      $ (4,005,525)
                             ==================================================================

-----------------------------------------------------------------------------------------------
CLASS C
Sold                            280,027       $  3,055,473          812,619       $  7,044,476
Redeemed                       (416,728)        (4,529,533)        (834,067)        (7,557,109)
                             ------------------------------------------------------------------
Net decrease                   (136,701)      $ (1,474,060)         (21,448)      $   (512,633)
                             ==================================================================

-----------------------------------------------------------------------------------------------
CLASS N
Sold                             41,224       $    468,639           51,546       $    487,334
Redeemed                        (26,171)          (303,450)         (42,916)          (416,197)
                             ------------------------------------------------------------------
Net increase                     15,053       $    165,189            8,630       $     71,137
                             ==================================================================

-----------------------------------------------------------------------------------------------
CLASS Y
Sold                            631,010       $  7,496,024        1,446,844       $ 14,331,551
Redeemed                     (1,306,902)       (15,750,516)      (1,298,227)       (12,405,694)
                             ------------------------------------------------------------------
Net increase (decrease)        (675,892)      $ (8,254,492)         148,617       $  1,925,857
                             ==================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2004, were $240,867,458 and $278,076,037, respectively.


                        36 | OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, and 0.58% of average annual net assets over $1.5 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended August 31, 2004, the Fund paid $702,371 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at August 31, 2004 for Class B, Class C and Class N shares were $1,157,182, $335,644 and $11,475, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.


                        37 | OPPENHEIMER ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                CLASS A             CLASS B             CLASS C             CLASS N
                            CLASS A          CONTINGENT          CONTINGENT          CONTINGENT          CONTINGENT
                          FRONT-END            DEFERRED            DEFERRED            DEFERRED            DEFERRED
                      SALES CHARGES       SALES CHARGES       SALES CHARGES       SALES CHARGES       SALES CHARGES
                        RETAINED BY         RETAINED BY         RETAINED BY         RETAINED BY         RETAINED BY
YEAR ENDED              DISTRIBUTOR         DISTRIBUTOR         DISTRIBUTOR         DISTRIBUTOR         DISTRIBUTOR
--------------------------------------------------------------------------------------------------------------------
August 31, 2004             $71,197              $2,536            $110,178              $4,496                $920
--------------------------------------------------------------------------------------------------------------------

PAYMENTS AND WAIVERS OF EXPENSES. Following a review of its use of brokerage commissions for sales that is permitted under its investment advisory agreement, the Fund's Manager terminated that practice in July 2003. Subsequently, the Manager paid the Fund $34,012, an amount equivalent to certain of such commissions incurred in prior years.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average daily net assets per fiscal year for all classes. During the year ended August 31, 2004, OFS waived $245,427, $164,669, $54,577 and $3,162 for Class A, Class B, Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID OR RESTRICTED SECURITIES

As of August 31, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of August 31, 2004 was $317,105, which represents 0.18% of the Fund's net assets, all of which is considered restricted. Information concerning restricted securities is as follows:

                                        ACQUISITION                VALUATION AS OF       UNREALIZED
SECURITY                                      DATES         COST   AUGUST 31, 2004     DEPRECIATION
-----------------------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Axsun Technologies, Inc., Cv., Series C    12/13/00   $6,000,002          $207,866       $5,792,136
Multiplex, Inc., Cv., Series C               2/9/01    3,999,998           109,239        3,890,759


                        38 | OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
6. LITIGATION

Six complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") including this Fund, and nine directors/trustees of certain of the Funds (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law.

      OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.


                        39 | OPPENHEIMER ENTERPRISE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER ENTERPRISE FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Enterprise Fund, including the statement of investments, as of August 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Enterprise Fund as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
September 22, 2004


                        40 | OPPENHEIMER ENTERPRISE FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                        41 | OPPENHEIMER ENTERPRISE FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD
FUND, LENGTH OF SERVICE, AGE       BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE

INDEPENDENT                        THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                           CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER
                                   RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,                Of Counsel (since June 1993) Hogan & Hartson (a law firm); a director (since
Chairman of the Board              2002) of Danielson Holding Corp. Formerly a director of Weyerhaeuser Corp.
of Trustees (since 2003);          (1999-April 2004), Caterpillar, Inc. (1993-December 2002), ConAgra Foods
Trustee (since 1995)               (1993-2001), Texas Instruments (1993-2001) and FMC Corporation (1993-2001).
Age: 73                            Oversees 25 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                   A trustee or director of other Oppenheimer funds. Oversees 35 portfolios in the
Trustee (since 1995)               OppenheimerFunds complex.
Age: 71

PHILLIP A. GRIFFITHS,              A director (since 1991) of the Institute for Advanced Study, Princeton, N.J.,
Trustee (since 1999)               a director (since 2001) of GSI Lumonics, a trustee (since 1983) of Woodward
Age: 65                            Academy, a Senior Advisor (since 2001) of The Andrew W. Mellon Foundation. A member of: the National Academy of Sciences (since 1979), American Academy of Arts and Sciences (since 1995), American Philosophical Society (since 1996)
                                   and Council on Foreign Relations (since 2002). Formerly a director of Bankers
                                   Trust New York Corporation (1994-1999). Oversees 25 portfolios in the
                                   OppenheimerFunds complex.

JOEL W. MOTLEY,                    Director (since January 2002) Columbia Equity Financial Corp. (privately-held
Trustee (since 2002)               financial adviser); Managing Director (since January 2002) Carmona Motley, Inc.
Age: 52                            (privately-held financial adviser). Formerly a Managing Director of Carmona
                                   Motley Hoffman Inc. (privately-held financial adviser) (January 1998-December
                                   2001). Oversees 25 portfolios in the OppenheimerFunds complex.

KENNETH A. RANDALL,                A director (since February 1972) of Dominion Resources, Inc. (electric utility
Trustee (since 1995)               holding company); formerly a director of Prime Retail, Inc. (real estate investment
Age: 77                            trust) and Dominion Energy, Inc. (electric power and oil & gas producer),
                                   President and Chief Executive Officer of The Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company,
                                   American Motorists Insurance Company and American Manufacturers Mutual Insurance
                                   Company. Oversees 25 portfolios in the OppenheimerFunds complex.

EDWARD V. REGAN,                   President, Baruch College, CUNY; a director of RBAsset (real estate manager);
Trustee (since 1995)               a director of OffitBank; formerly Trustee, Financial Accounting Foundation (FASB
Age: 74                            and GASB), Senior Fellow of Jerome Levy Economics Institute, Bard College,
                                   Chairman of Municipal Assistance Corporation for the City of New York, New
                                   York State Comptroller and Trustee of New York State and Local Retirement
                                   Fund. Oversees 25 investment companies in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,          Chairman (since 1993) of The Directorship Search Group, Inc. (corporate governance
Trustee (since 1995)               consulting and executive recruiting); a Life Trustee of International House
Age: 72                            (non-profit educational organization); a former trustee of The Historical Society of the Town of Greenwich. Oversees 25 portfolios in the OppenheimerFunds complex.


                        42 | OPPENHEIMER ENTERPRISE FUND


DONALD W. SPIRO,*                  Chairman Emeritus (since January 1991) of the Manager. Formerly a director
Vice Chairman of the               (January 1969-August 1999) of the Manager. Oversees 25 portfolios in the
Board of Trustees,                 OppenheimerFunds complex.
Trustee (since 1995)
Age: 78
                                   *Mr. Spiro is expected to retire as Trustee of the Board I Funds effective
                                   October 31, 2004.

------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                 THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER,
AND OFFICER                        225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR
                                   AN INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                    Chairman, Chief Executive Officer and director (since June 2001) and President
President and Trustee              (since September 2000) of the Manager; President and a director or trustee
(since 2001)                       of other Oppenheimer funds; President and a director (since July 2001) of
Age: 55                            Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                                   Manager); a director (since November 2001) of OppenheimerFunds Distributor,
                                   Inc. (a subsidiary of the Manager); Chairman and a director (since July 2001) of
                                   Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001) of
                                   OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the
                                   Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management
                                   Corporation, Trinity Investment Management Corporation and Tremont
                                   Capital Management, Inc. (since November 2001), HarbourView Asset Management
                                   Corporation and OFI Private Investments, Inc. (since July 2001); President
                                   (since November 1, 2001) and a director (since July 2001) of Oppenheimer Real
                                   Asset Management, Inc.; Executive Vice President (since February 1997) of
                                   Massachusetts Mutual Life Insurance Company (the Manager's parent company);
                                   a director (since June 1995) of DLB Acquisition Corporation (a holding company that owns the shares of Babson Capital Management LLC); a member of the Investment Company Institute's Board of Governors (elected to serve from October 3, 2003 through September 30, 2006). Formerly, Chief Operating
                                   Officer (September 2000-June 2001) of the Manager; President and trustee
                                   (November 1999-November 2001) of MML Series Investment Fund and
                                   MassMutual Institutional Funds (open-end investment companies); a director
                                   (September 1999-August 2000) of C.M. Life Insurance Company; President,
                                   Chief Executive Officer and director (September 1999-August 2000) of MML
                                   Bay State Life Insurance Company; a director (June 1989-June 1998) of Emerald
                                   Isle Bancorp and Hibernia Savings Bank (a wholly-owned subsidiary of Emerald
                                   Isle Bancorp). Oversees 73 portfolios as Trustee/Director and 10 portfolios as
                                   Officer in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------
OFFICERS                           THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MR. GILSTON AND
                                   MR. ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY
                                   10281-1008, AND FOR MR. WIXTED AND MR. VANDEHEY, 6803 S. TUCSON WAY, CENTENNIAL,
                                   CO 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER EARLIER
                                   RESIGNATION, DEATH OR REMOVAL.

ALAN GILSTON,                      Vice President of the Manager since September 1997; an officer of 1 portfolio
Vice President and                 in the OppenheimerFunds complex.
Portfolio Manager
(since 2004)
Age: 46


                        43 | OPPENHEIMER ENTERPRISE FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------


BRIAN W. WIXTED,                   Senior Vice President and Treasurer (since March 1999) of the Manager;
Treasurer (since 1999)             Treasurer of HarbourView Asset Management Corporation, Shareholder Financial
Age: 44                            Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
                                   Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), of OFI Private Investments, Inc. (since March 2000), of OppenheimerFunds
                                   International Ltd. and OppenheimerFunds plc (since May 2000), of OFI Institutional
                                   Asset Management, Inc. (since November 2000), and of OppenheimerFunds
                                   Legacy Program (a Colorado non-profit corporation) (since June 2003); Treasurer and Chief Financial Officer (since May 2000) of OFI Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March 1999) of
                                   Oppenheimer Acquisition Corp. Formerly Assistant Treasurer of Centennial Asset
                                   Management Corporation (March 1999-October 2003) and OppenheimerFunds
                                   Legacy Program (April 2000-June 2003); Principal and Chief Operating Officer
                                   (March 1995-March 1999) at Bankers Trust Company-Mutual Fund Services
                                   Division. An officer of 83 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                    Executive Vice President (since January 2004) and General Counsel (since
Secretary (since 2001)             February 2002) of the Manager; General Counsel and a director (since November
Age: 56                            2001) of the Distributor; General Counsel (since November 2001) of Centennial
                                   Asset Management Corporation; Senior Vice President and General Counsel
                                   (since November 2001) of HarbourView Asset Management Corporation;
                                   Secretary and General Counsel (since November 2001) of Oppenheimer
                                   Acquisition Corp.; Assistant Secretary and a director (since October 1997) of
                                   OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President
                                   and a director (since November 2001) of Oppenheimer Partnership Holdings,
                                   Inc.; a director (since November 2001) of Oppenheimer Real Asset Management,
                                   Inc.; Senior Vice President, General Counsel and a director (since November 2001)
                                   of Shareholder Financial Services, Inc., Shareholder Services, Inc., OFI Private
                                   Investments, Inc. and OFI Trust Company; Vice President (since November 2001)
                                   of OppenheimerFunds Legacy Program; Senior Vice President and General
                                   Counsel (since November 2001) of OFI Institutional Asset Management, Inc.; a
                                   director (since June 2003) of OppenheimerFunds (Asia) Limited. Formerly Senior
                                   Vice President (May 1985-December 2003), Acting General Counsel (November
                                   2001-February 2002) and Associate General Counsel (May 1981-October 2001)
                                   of the Manager; Assistant Secretary of Shareholder Services, Inc. (May 1985-
                                   November 2001), Shareholder Financial Services, Inc. (November 1989-November
                                   2001); and OppenheimerFunds International Ltd. (October 1997-November
                                   2001). An officer of 83 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                  Senior Vice President and Chief Compliance Officer (since March 2004) of the
Vice President and                 Manager; Vice President (since June 1983) of OppenheimerFunds Distributor,
Chief Compliance Officer           Inc., Centennial Asset Management Corporation and Shareholder Services, Inc.
(since 2004)                       Formerly (until February 2004) Vice President and Director of Internal Audit of
Age: 53                            OppenheimerFunds, Inc. An officer of 83 portfolios in the Oppenheimer funds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1.800.525.7048.


                        44 | OPPENHEIMER ENTERPRISE FUND

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the registrant has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         (a)  Audit Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $13,000 in fiscal 2004 and $10,000 in fiscal 2003.

         (b)  Audit-Related Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $39,500 in fiscal 2004 and no such fees in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

         (c)  Tax Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $6,000 in fiscal 2004 and $5,000 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)  All Other Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $42 in fiscal 2003.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include consultations regarding the registrant's retirement plan with respect to its directors.

         (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

              The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

              Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

              (2) 100%

         (f)  Not applicable as less than 50%.

         (g) The principal accountant for the audit of the registrant's annual financial statements billed $45,500 in fiscal 2004 and $5,042 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

         (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of August 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

(c) ITEM 11. EXHIBITS.

         (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

         (B)  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)